Income and Expenses - Schedule of Deductible Temporary Differences for which No Deferred Tax Asset is Recognised (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Pension	SFr 1,870	SFr 728	SFr 728
Tax losses in Switzerland	233,840	170,443	88,938
Leases	(123)	(150)	(150)
Intangible asset	(4,025)	(4,025)	(4,025)
Total	SFr 231,562	SFr 166,996	SFr 85,491